UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lusman Capital Management, LLC

Address:  717 Fifth Avenue
          14th Floor
          New York, New York 10022

13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joel Lusman
Title:    Managing Member
Phone:    (212) 230-4790

Signature, Place and Date of Signing:


  /s/ Joel Lusman               New York, New York           February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   6

Form 13F Information Table Value Total:  $23,551
                                         (thousands)

List of Other Included Managers:

                                                     FORM 13F INFORMATION TABLE
                                                             12/31/2008
COLUMN 1                          COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                              VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHRD NONE
--------------                 --------------     -----       -------   -------   --- ----   ----------   -----  ----      ---- ----
BANCO LATINOAMERICANO DE EXP   CL E               P16994132  10,052       700,000 SH            SOLE      NONE     700,000
COGENT COMM GROUP INC          COM NEW            19239V302   1,175       180,000 SH            SOLE      NONE     180,000
LEGG MASON INC                 COM                524901105   7,559       345,000 SH            SOLE      NONE     345,000
MAYS J W INC                   COM                578473100     225        50,000 SH            SOLE      NONE      50,000
SPDR GOLD TRUST                GOLD SHS           78463V107   2,163        25,000 SH            SOLE      NONE      25,000
VORNADO RLTY L P               DBCV 3.625%11/1    929043AE7   2,377     3,000,000 PRN           SOLE      NONE   3,000,000

SK 25583 0001 965615